Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Trade payables	£ 314	£ 339	£ 485
Other payables	7	17	5
Accruals	857	817	546
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,178	1,173	1,036
Tax and social security	62	77	56
Deferred revenue		197
Total trade and other payables	£ 1,240	£ 1,447	£ 1,092